Market Volatility Assumption Varies by Fund Type and Grades From a Current Volatility to Long-Term Assumption (Detail) - Guaranteed Minimum Accumulation And Withdrawal Benefit	Dec. 31, 2017	Dec. 31, 2016
Large Cap
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Volatility rate	13.40%	16.30%
Large Cap | Maximum
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Volatility rate	18.00%	18.10%
Bonds
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Volatility rate	3.40%	3.40%
Bonds | Maximum
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Volatility rate	3.90%	3.90%
International
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Volatility rate	13.70%	16.80%
International | Maximum
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Volatility rate	21.20%	21.40%
Small Cap
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Volatility rate	17.40%	20.30%
Small Cap | Maximum
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Volatility rate	21.50%	21.50%